Related Party Transactions (Details)	Dec. 31, 2015
Hongkong Ruishang [Member]
Related Party Transaction [Line Items]
Ownership percentage	52.90%
Shandong Fuhua [Member]
Related Party Transaction [Line Items]
Ownership percentage	12.54%